                                                                                                     August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

     Re:     Western Reserve Life Assurance Co. of Ohio
               WRL Series Life Account
               WRL ForLife

               (File No. 333-135005)

     Filer CIK No.: 0000778209

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated August 10, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                               Sincerely,

                                                                                                               /*/ Gayle A. Morden

                                                                                                             Gayle A. Morden
                                                                                                             Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

SUPPLEMENT DATED AUGUST 10, 2009
TO PROSPECTUS DATED MAY 1, 2009
FOR
WRL FREEDOM ELITE BUILDER®

                                                                               WRL ASSOCIATE FREEDOM ELITE BUILDER®

WRL FREEDOM ELITE BUIDER II®

WRL FREEDOM ELITE®
WRL FINANCIAL FREEDOM BUILDER®
WRL FORLIFESM

WRL XCELERATORSM

WRL XCELERATOR FOCUSSM

WRL XCELERATOR EXECSM

WRL FREEDOM EQUITY PROTECTOR®

Each An Individual Flexible Premium Variable Life Insurance Policy

WRL FREEDOM WEALTH PROTECTORSM

A Joint Survivor Flexible Premium Variable Life Insurance Policy

Issued through

WRL Series Life Account

By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Elite Builder®, WRL Associate Freedom Elite Builder®, WRL Freedom Elite Builder II® ,WRL Freedom Elite®, WRL Financial Freedom Builder®, WRL ForLifeSM, WRL XceleratorSM, WRL Xcelerator FocusSM WRL Xcelerator ExecSM, WRL Freedom Equity Protector®, and/or WRL Freedom Wealth ProtectorSM prospectuses. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

Effective immediately, transfers to the fixed account are available through the internet.

* * * * * * *

The facsimile numbers for Western Reserve Life Assurance Co.’s administrative office are
1-727-299-1620 and 1-727-299-1648 (for interfund transactions only).

* * * * * * *

Effective immediately, the investment objective of Transamerica Federated Market Opportunity VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

      This portfolio seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

* * * * * * * * *

Effective immediately, the investment objective of Transamerica J.P. Morgan Core Bond VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

     This portfolio seeks total return, consisting of income and capital appreciation.